SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current tax on profits for the year	$ 18,990	$ 28,783	$ 32,115
Under provision in prior year	37	800
Total Current tax	19,027	29,583	32,115
Increase in deferred tax assets	235,111	2,329,636
Increase (Decrease) in deferred tax liabilities	398,591	(4,611,291)	(1,110,801)
Deferred income tax	633,702	(2,281,655)	(1,110,801)
Benefit/(Expense) from income taxes	652,729	(2,252,072)	(1,078,686)
Loss from continuing operations before provision for income taxes	(54,804,596)	(27,191,894)	(6,208,871)
Tax at the Singapore rate of 17%	(9,316,781)	(4,622,622)	(1,055,508)
Reconciling items:
Permanent differences	7,391,963	297,800	(2,380,272)
Current period net operating losses not recognised as a deferred tax asset	4,255,321	6,187,916	1,600,731
Rate differential – non-Singapore entities	(186,097)	(661,038)	(183,113)
Other deferred tax activity		(169,511)	939,476
Utilisation of deferred tax assets	(185,021)
Others	(1,306,656)	(3,284,617)
Benefit/(Expense) from income taxes	$ 652,729	$ (2,252,072)	$ (1,078,686)